Accounting for derivative instruments and hedging activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting for derivative instruments and hedging activities
Schedule of notional volumes of forecasted transactions

	Units	March 31, 2012	December 31, 2011
Natural gas swaps	Natural gas (Mmbtu)	12,870	14,140
Gas purchase agreements	Natural gas (GJ)	31,785	33,957
Interest rate swaps	Interest (US$)	$51,376	$52,711
Currency forwards	Cdn$	$248,986	$312,533

	Units	December 31, 2011	December 31, 2010
Natural gas swaps	Natural gas (Mmbtu)	14,140	15,540
Interest rate swaps	Interest (US$)	$52,711	$44,228
Currency forwards	Cdn$	$312,533	$219,800

Schedule of fair value of derivative instruments

	March 31, 2012
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,747
Interest rate swaps long-term	—	4,627

Total derivative instruments designated as cash flow hedges	—	6,374

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,755
Interest rate swaps long-term	—	7,919
Foreign currency forward contracts current	10,610	—
Foreign currency forward contracts long-term	16,589	—
Natural gas swaps current	—	16,706
Natural gas swaps long-term	—	19,838
Gas purchase agreements current	—	28,960
Gas purchase agreements long-term	—	77,351

Total derivative instruments not designated as cash flow hedges	27,199	153,529

Total derivative instruments	$27,199	$159,903

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2010
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$2,124
Interest rate swaps long-term	—	2,626

Total derivative instruments designated as cash flow hedges	—	4,750

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	1,286
Interest rate swaps long-term	3,299	2,000
Foreign currency forward contracts current	8,865	—
Foreign currency forward contracts long-term	14,585	—
Natural gas swaps current	—	6,599
Natural gas swaps long-term	—	16,917

Total derivative instruments not designated as cash flow hedges	26,749	26,802

Total derivative instruments	$26,749	$31,552

Schedule of changes in OCI attributable to derivative financial instruments

For the three month period ended March 31, 2012	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)
Change in fair value of cash flow hedges	15	—	15
Realized from OCI during the period	287	(57)	230

Accumulated OCI balance at March 31, 2012	$(1,402)	$264	$(1,138)

For the three month period ended March 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2010	$(427)	$682	$255
Change in fair value of cash flow hedges	721	—	721
Realized from OCI during the period	(360)	(89)	(449)

Accumulated OCI balance at March 31, 2011	$(66)	$593	$527

For the year ended December 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2011	$(427)	$682	$255
Change in fair value of cash flow hedges	(2,647)	—	(2,647)
Realized from OCI during the period	1,370	(361)	1,009

Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)

Gains (losses) expected to be realized from OCI in the next 12 months, net of $471 tax	$936	$(230)	$706

For the year ended December 31, 2010	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2010	$(538)	$(321)	$(859)
Change in fair value of cash flow hedges	(360)	—	(360)
Realized from OCI during the period	471	1,003	1,474

Accumulated OCI balance at December 31, 2010	$(427)	$682	$255

For the year ended December 31, 2009	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2009	$(501)	$(2,635)	$(3,136)
Change in fair value of cash flow hedges	(565)	(1,985)	(2,550)
Realized from OCI during the period	528	4,299	4,827

Accumulated OCI balance at December 31, 2009	$(538)	$(321)	$(859)

Realized (gains) and losses
Gains and losses for derivative instruments
Schedule of (gains) and losses for derivative instruments not designated as cash flow hedges
	Year ended December 31,
				Classification of (gain) loss recognized in income
	2011	2010	2009
Natural gas swaps	Fuel	$9,269	$9,141	$10,089
Interest rate swaps	Interest, net	4,166	1,664	1,446
Foreign currency forwards	Foreign exchange (gain) loss	5,201	(6,625)	(3,864)

Unrealized gains and losses
Gains and losses for derivative instruments
Schedule of (gains) and losses for derivative instruments not designated as cash flow hedges

The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Fuel	$4,815	$2,476
Gas purchase agreements	Fuel	10,829	—
Foreign currency forwards	Foreign exchange (gain) loss	(11,930)	(2,537)
Interest rate swaps	Interest, net	1,157	976

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Change in fair value of derivatives	$1,795	$2,883
Gas purchase agreements	Change in fair value of derivatives	57,877	—
Interest rate swaps	Change in fair value of derivatives	(1,550)	678

		$58,122	$4,239

Foreign currency forwards	Foreign exchange (gain) loss	$5,210	$(3,436)

	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Change in fair value of derivatives	$10,540	$17,470	$(7,182)
Interest rate swaps	Change in fair value of derivatives	12,236	(3,423)	369

		$22,776	$14,047	$(6,813)

Forward currency forwards	Foreign exchange (gain) loss	$14,211	$(3,542)	$(31,138)